Unaudited Interim Condensed Statements of Changes in Shareholders’ Deficit - USD ($)	Common Shares	Additional Paid in Capital	(Accumulated Deficit)	Accumulated Other Comprehensive Loss	Total
Balance at Dec. 31, 2022	$ 668,555	$ 60,864,530	$ (58,201,455)	$ (50,791)	$ 3,280,839
Balance (in Shares) at Dec. 31, 2022	810,723
Stock-based compensation		60,516			60,516
Defined pension plan adjustments				(15,434)	(15,434)
Effect of exchange rate changes on short-term loans
Net loss			(7,612,738)		(7,612,738)
Balance at Jun. 30, 2023	$ 668,555	60,925,046	(65,814,193)	(66,225)	(4,286,817)
Balance (in Shares) at Jun. 30, 2023	810,723
Balance at Dec. 31, 2023	$ 668,555	61,029,437	(70,373,484)	(158,071)	$ (8,833,563)
Balance (in Shares) at Dec. 31, 2023	810,723				810,723
Issuance of common shares in private placement offerings, net	$ 140,000	1,240,291			$ 1,380,291
Issuance of common shares in private placement offerings, net (in Shares)	175,000
Stock-based compensation		58,570			58,570
Defined pension plan adjustments				40,850	40,850
Effect of exchange rate changes on short-term loans				121,428	121,428
Net loss			(2,035,834)		(2,035,834)
Balance at Jun. 30, 2024	$ 808,555	$ 62,328,298	$ (72,409,318)	$ 4,207	$ (9,268,258)
Balance (in Shares) at Jun. 30, 2024	985,723				985,723